Goodwill (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of carrying amount and movements of goodwill
The carrying amount and movements of goodwill was as follows:

	Note
		$
Balance at July 1, 2021		267,398
Addition through business combinations	20	34,296
Goodwill Impairment		(91,685)
Balance at June 30, 2022		210,009
Goodwill Impairment		(22,507)
Balance at June 30, 2023		187,502